As filed with the Securities and Exchange Commission on December 8, 2000.

--------------------------------------------------------------------------------

                                                             File Nos. 033-35412
                                                                       811-06116

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 31
                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 38

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE               DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY              DEAN WITTER REYNOLDS INC.
3100 SANDERS ROAD, SUITE J5B                 TWO WORLD TRADE CENTER
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10048


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately  upon filing  pursuant to  paragraph  (b) of Rule 485
     __ on (date)  pursuant to paragraph (b) of Rule 485 60 days after filing
     __ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 _X_on December 8, 2000 pursuant to paragraph (a)(1) of Rule 485



IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Northbrook Variable Annuity Account II under Deferred Variable Annuity Contracts.

                                Explanatory Note

Registrant is filing this amendment ("Amendment") to add the Enhanced Earnings Death Benefit Option ("new Option") to the Morgan Stanley Dean Witter Variable Annuity II contract ("Contract") described in the currently effective prospectus and Statement of additional Information for that Contract. The new Option will be offered to new and existing Contract owners and may be selected on its own or in addition to any existing death or income benefit option. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                        NORTHBROOK LIFE INSURANCE COMPANY
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                   SUPPLEMENT, DATED DECEMBER 8, 2000, TO THE
                 MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY II
                          PROSPECTUS DATED MAY 2, 2000

This supplement describes the Enhanced Earnings Death Benefit Option ("EEDBO") now available with the Morgan Stanley Dean Witter Variable Annuity II contract ("Contract") offered by Northbrook Life Insurance Company.


PLEASE KEEP IN MIND, ONCE YOU HAVE SELECTED AN OPTIONAL INCOME OR DEATH BENEFIT (EACH AN "OPTION"), YOUR ABILITY TO SELECT A DIFFERENT OPTION MAY BE LIMITED. PLEASE CONSULT WITH YOUR FINANCIAL ADVISOR CONCERNING THE EFFECT OF SELECTING A DIFFERENT OPTION BEFORE DOING SO. WE MAY DISCONTINUE THE OFFERING OF THIS OPTION AT ANYTIME.


This supplement describes the EEDBO with the options available to contractholders having an Effective Date prior to November 6, 2000 ("old Options"). This supplement also describes the EEDBO with Income Benefit Combination Option 2 and the Income and Death Benefit Combination Option ("new options) available December 8, 2000 and as described in a separate supplement dated December 8, 2000. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

THE EEDBO MAY NOT BE AVAILABLE IN ALL STATES.

Your prospectus is amended as follows:

Page 4: Insert the following after the first bullet under the "Expenses" heading:

     o If you select the Enhanced Earnings Death Benefit Option, the Total Variable Account annual fees will equal 1.55% of average daily net assets (1.68% if you also select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.79% if you also select the Performance Benefit Combination Option or the Death Benefit Combination Option, 1.85% if you also select the Income Benefit Combination Option 2, or 2.05% if you also select the Income and Death Benefit Combination Option 2). If you qualify for and elect the Longevity Reward Rider, the annual fees are reduced by 0.07% under any Option listed above. See the description of each Option and the Rider for the availability of each.


Page 7: Replace the section entitled "Variable Account Annual Expenses," with the following table:

For Contracts Issue Prior to December 8, 2000 with old Options

     Variable Account Annual Expenses
     (As A Percentage Of Average Daily Net Asset Value
     Deducted From Each Variable Sub-Account)




  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------

                                                   With the       With the        With the        With the    With the Death
                                 Basic Contract    Enhanced      Performance    Performance      Performance      Benefit
                                                     Death          Death          Income          Benefit      Combination
                                                    Benefit        Benefit     Benefit Option    Combination      Option
                                                    Option         Option                          Option
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  Mortality and Expense Risk         1.25%           1.38%          1.38%          1.38%           1.49%          1.49%
  Charge
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  Administrative Expense Charge      0.10%           0.10%          0.10%          0.10%           0.10%          0.10%
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  Total Variable Account Annual
  Expenses                           1.35%           1.48%          1.48%          1.48%           1.59%          1.59%
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------


     Variable Account Annual Expenses - With the EEDBO
     (As A Percentage Of Average Daily Net Asset Value
     Deducted From Each Variable Sub-Account)


  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
                                      Basic
                                 Contract With     With the       With the        With the        With the    With the Death
                                  the Enhanced     Enhanced      Performance    Performance      Performance      Benefit
                                    Earnings         Death          Death          Income          Benefit      Combination
                                 Death Benefit      Benefit        Benefit     Benefit Option    Combination      Option
                                 Option (EEDBO)   Option and       Option                          Option
                                                   the EEDBO
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  Mortality and Expense Risk         1.45%           1.58%          1.58%          1. 58%          1.69%          1.69%
  Charge
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  Administrative Expense Charge      0.10%           0.10%          0.10%          0.10%           0.10%          0.10%
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------
  Total Variable Account Annual
  Expenses                           1.55%           1.68%          1.68%          1.68%           1.79%          1.79%
  ------------------------------ --------------- -------------- -------------- --------------- -------------- --------------


For Contracts Issued After December 8, 2000 or Contracts Issued Prior to December 8, 2000 with New Options

     Variable Account Annual Expenses
     (As A Percentage Of Average Daily Net Asset Value
     Deducted From Each Variable Sub-Account)

     ------------------------------- -------------- -------------- --------------- -------------- --------------

                                                      With the        With the       With the        With the
                                         Basic       Performance   Death Benefit      Income        Income and
                                       Contract         Death       Combination       Benefit      Death Benefit
                                                       Benefit         Option       Combination     Combination
                                                       Option                        Option 2        Option 2
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Mortality and Expense Risk          1.25%          1.38%          1.49%           1.55%          1.75%
     Charge
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Administrative Expense Charge       0.10%          0.10%          0.10%           0.10%          0.10%
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Total Variable Account Annual
     Expenses                            1.35%          1.48%          1.59%           1.65%          1.85%
     ------------------------------- -------------- -------------- --------------- -------------- --------------


     Variable Account Annual Expenses - With the EEDBO
     (As A Percentage Of Average Daily Net Asset Value
     Deducted From Each Variable Sub-Account)


     ------------------------------- -------------- -------------- --------------- -------------- --------------
                                         Basic
                                       Contract       With the        With the       With the        With the
                                       With the      Performance   Death Benefit      Income        Income and
                                       Enhanced         Death       Combination       Benefit      Death Benefit
                                       Earnings        Benefit       Option and     Combination     Combination
                                         Death       Option and      the EEDBO     Option 2 and    Option 2 and
                                        Benefit       the EEDBO                      the EEDBO       the EEDBO
                                        Option
                                        (EEDBO)
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Mortality and Expense Risk          1.45%          1.58%          1.69%           1.75%          1.95%
     Charge
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Administrative Expense Charge       0.10%          0.10%          0.10%           0.10%          0.10%
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     ------------------------------- -------------- -------------- --------------- -------------- --------------
     Total Variable Account Annual
     Expenses                            1.55%          1.68%          1.79%           1.85%          2.05%
     ------------------------------- -------------- -------------- --------------- -------------- --------------


Page 10: Replace "Example 1" with the following:

         EXAMPLE 1

         The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o    invested $1,000 in a Variable Sub-Account,

o    earned a 5% annual return on your investment,

o surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period,

o    elected the Enhanced Earnings Death Benefit Option, and

o    elected the Income and Death Benefit Combination Option 2.

     THE EXAMPLE ASSUMES THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                              1 YEARS   3 YEARS  5 YEARS  10 YEARS
                              -------   -------  -------  --------

AIM CAPITAL APPRECIATION        $72       $114     $160     $319
AIM GROWTH                      $72       $114     $160     $319
AIM VALUE                       $72       $115     $161     $322
ALLIANCE GROWTH                 $76       $126     $179     $356
ALLIANCE GROWTH AND INCOME      $74       $122     $172     $342
ALLIANCE PREMIER GROWTH         $77       $131     $188     $372
MSDW AGGRESSIVE EQUITY          $69       $108     $149     $298
MSDW CAPITAL GROWTH             $71       $114     $159     $318
MSDW COMPETITIVE EDGE           $70       $109     $151     $302
MSDW DIVIDEND GROWTH            $69       $108     $149     $298
MSDW EQUITY                     $69       $108     $149     $297
MSDW EUROPEAN GROWTH            $75       $124     $175     $349
MSDW GLOBAL DIVIDEND GROWTH     $73       $117     $165     $329
MSDW HIGH YIELD                 $69       $108     $150     $299
MSDW INCOME BUILDER             $72       $117     $164     $327
MSDW MONEY MARKET               $69       $108     $149     $298
MSDW PACIFIC GROWTH             $79       $135     $194     $384
MSDW QUALITY INCOME PLUS        $69       $108     $149     $298
MSDW S&P 500 INDEX              $69       $107     $147     $294
MSDW SHORT-TERM BOND            $70       $111     $154     $308
MSDW STRATEGIST                 $69       $108     $149     $298
MSDW UTILITIES                  $71       $113     $157     $313
MSDW EMERGING MARKETS EQUITY    $82       $146     $212     $417
MSDW EQUITY GROWTH              $73       $118     $166     $330
MSDW INTERNATIONAL MAGNUM       $76       $127     $181     $360
MSDW MID-CAP VALUE              $75       $124     $176     $350
MSDW U.S. REAL ESTATE           $75       $126     $178     $354
PUTNAM GROWTH AND INCOME        $71       $112     $156     $311
PUTNAM INTERNATIONAL GROWTH     $76       $128     $182     $361
PUTNAM VOYAGER                  $71       $114     $159     $318
VAN KAMPEN EMERGING GROWTH      $73       $118     $166     $330
INFORMATION FUND                $72       $116     $162     $323




Page 11:          Replace "Example 2" with the following:

         EXAMPLE 2

     Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.


                              1 YEARS   3 YEARS  5 YEARS  10 YEARS
                              -------   -------  -------  --------

AIM CAPITAL APPRECIATION        $29       $89      $151     $319
AIM GROWTH                      $29       $89      $151     $319
AIM VALUE                       $29       $90      $153     $322
ALLIANCE GROWTH                 $33       $101     $171     $356
ALLIANCE GROWTH AND INCOME      $31       $96      $163     $342
ALLIANCE PREMIER GROWTH         $35       $106     $179     $372
MSDW AGGRESSIVE EQUITY          $27       $82      $141     $298
MSDW CAPITAL GROWTH             $29       $89      $151     $318
MSDW COMPETITIVE EDGE           $27       $84      $143     $302
MSDW DIVIDEND GROWTH            $27       $82      $141     $298
MSDW EQUITY                     $27       $82      $140     $297
MSDW EUROPEAN GROWTH            $32       $98      $167     $349
MSDW GLOBAL DIVIDEND GROWTH     $30       $92      $156     $329
MSDW HIGH YIELD                 $27       $83      $141     $299
MSDW INCOME BUILDER             $30       $91      $155     $327
MSDW MONEY MARKET               $27       $82      $141     $298
MSDW PACIFIC GROWTH             $36       $110     $186     $384
MSDW QUALITY INCOME PLUS        $27       $82      $141     $298
MSDW S&P 500 INDEX              $26       $81      $139     $294
MSDW SHORT-TERM BOND            $28       $86      $146     $308
MSDW STRATEGIST                 $27       $82      $141     $298
MSDW UTILITIES                  $28       $87      $148     $313
MSDW EMERGING MARKETS EQUITY    $40       $121     $203     $417
MSDW EQUITY GROWTH              $30       $93      $157     $330
MSDW INTERNATIONAL MAGNUM       $33       $102     $173     $360
MSDW MID-CAP VALUE              $32       $99      $167     $350
MSDW U.S. REAL ESTATE           $33       $100     $170     $354
PUTNAM GROWTH AND INCOME        $28       $86      $147     $311
PUTNAM INTERNATIONAL GROWTH     $34       $102     $173     $361
PUTNAM VOYAGER                  $29       $89      $151     $318
VAN KAMPEN EMERGING GROWTH      $30       $93      $157     $330
INFORMATION FUND                $29       $90      $153     $323





Replace the paragraph following "Example 2" with the following:

     PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF BOTH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%. IF THOSE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED UPON AN ASSUMED AVERAGE CONTRACT SIZE OF $54,945.


Page 15: Add the following to the third paragraph, as amended by the previous Supplement under the section entitled "Accumulation Unit Values:"

     Finally, we determine five additional sets of Accumulation Unit Values (sets 6-10) that reflect the cost of the Enhanced Earnings Death Benefit Option when selected alone and when selected along with each of the other death or income benefit options.


Page 21: Replace the first sentence of the first paragraph under the section entitled "Mortality and Expense Risk Charge" with the following:

     We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you also select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.49% if you select the Death Benefit Combination Option or the Performance Benefit Combination Option, 1.55% if you also select the Income Benefit Combination Option 2, and 1.75% if you also select the Income and Death Benefit Combination Option 2). If you select the Enhanced Earnings Death Benefit Option, we deduct a mortality and expense risk charge daily at an annual rate of 1.45% of average daily net assets you have invested in the Variable Sub-Accounts (1.58% if you also select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.69% if you also select the Death Benefit Combination Option or the Performance Benefit Combination Option, 1.75% if you also select the Income Benefit Combination Option 2, or 1.95% if you also select the Income and Death Benefit Combination Option 2).


Page 26: Replace the first paragraph under "Death Benefit Options" with the following:

     The Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death
     Benefit Combination Option 2, and the Enhanced Earnings Death Benefit Option, are optional death benefits that you may elect. If the Contract owner is a natural person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of Death Benefit Amounts (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page __ below. The death benefit options may not be available in all states.


Page 26: Insert after the last paragraph under "Death Benefit Options:"

                  ENHANCED EARNINGS DEATH BENEFIT OPTION.

     You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

o        40% of the lesser of the In-Force Premium or Death Benefit Earnings.

     If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

o        25% of the lesser of the In-Force Premium or Death Benefit Earnings.

     For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

     In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

     Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

     An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

     We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

     The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

     For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.


Page 27: Insert the following after the fourth sentence of the fourth paragraph under "Death Benefit Payments":

     If the Enhanced Earnings Death Benefit Option has been elected, on the date the contract is continued, the Rider Date for this Option is reset to the date the contract is continued. For purposes of calculating future death benefits, your spouse's age on this new Rider date of will be used to determine applicable death benefit amounts.


Page __:          Insert the following as Appendix B:

         CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT

     EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Northbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

                  Excess-of-Earnings Withdrawals = $0 In-Force Premium = $100,000 ($100,000 + $0 - $0) Death Benefit Earnings = $25,000
                  ($125,000 - $100,000) Enhanced Earnings Death Benefit = 40% x $25,000 = $10,000.

     Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


     EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Northbrook receives due proof of death will be assumed to be $114,000.

                  Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000) In-Force Premium = $95,000 ($100,000 + $0 - $5,000) Death
                  Benefit  Earnings  = $19,000  ($114,000  -  $95,000)  Enhanced
                  Earnings Death Benefit = 40% x $19,000 = $7,600.

     Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


     EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

                  Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000) In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)
                  Death  Benefit  Earnings  =  $20,000   ($140,000  -  $120,000)
                  Enhanced Earnings Death Benefit = 25% of $20,000 = $5,000.

     In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.


PART B

                        NORTHBROOK LIFE INSURANCE COMPANY
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                   SUPPLEMENT, DATED DECEMBER 8, 2000, TO THE
                 MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY II
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2000


This supplement amends the statement of additional information, dated May 2, 2000, for the Morgan Stanley Dean Witter Variable Annuity II Contracts as follows:


Under the section entitled "Standardized Total Returns", add the following separate paragraph immediately after the sixth paragraph:

     Contracts with the Enhanced Earnings Death Benefit Option were first offered to the public as of December 8, 2000. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Enhanced Earnings Death Benefit Option reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for such features as if they had been available throughout the periods shown, as well as the withdrawal and contract maintenance charge.


Add the following tables to the performance tables under "Standardized Total Returns":

[Performance information to be provided in subsequent amendment.]


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                  10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED  EARNINGS  DEATH BENEFIT OPTION AND EITHER THE ENHANCED DEATH
BENEFIT OPTION,  THE PERFORMANCE DEATH BENEFIT OPTION, OR THE PERFORMANCE INCOME
BENEFIT OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED  EARNINGS  DEATH  BENEFIT  OPTION AND EITHER THE  PERFORMANCE
DEATH BENEFIT OPTION OR THE DEATH BENEFIT COMBINATION OPTION)

                                                                  10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME BENEFIT COMBINATION OPTION 2)

                                                              10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------



Add  the  following  to the  seventh  paragraph  under  "Non-Standardized  Total
Returns":

     Contracts with the Enhanced Earnings Death Benefit Option were first offered to the public as of __________, 2000. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Enhanced Earnings Death Benefit Option reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for this feature as if it had been available throughout the periods shown, excluding the withdrawal charge but including the contract maintenance charge.


Add the following tables to the performance tables under "Non-Standardized Total Returns":

[Performance information to be provided in subsequent amendment.]

(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED  EARNINGS  DEATH BENEFIT OPTION AND EITHER THE ENHANCED DEATH
BENEFIT OPTION,  THE PERFORMANCE DEATH BENEFIT OPTION, OR THE PERFORMANCE INCOME
BENEFIT OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED  EARNINGS  DEATH  BENEFIT  OPTION AND EITHER THE  PERFORMANCE
DEATH BENEFIT OPTION OR THE DEATH BENEFIT COMBINATION OPTION)

                                                                 10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH  THE  ENHANCED  EARNINGS  DEATH  BENEFIT  OPTION  AND THE  INCOME  BENEFIT
COMBINATION OPTION 2)

                                                                 10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE  ENHANCED  EARNINGS  DEATH  BENEFIT  OPTION  AND THE  INCOME AND DEATH
BENEFIT COMBINATION OPTION 2)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------



Replace the second paragraph under "Adjusted Historical Total Returns" with the following:

     The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account. Where the returns included in the following tables give effect to the Enhanced Earnings Death Benefit Option, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.


Add the following tables to the performance tables under "Adjusted Historical Total Returns":

[Performance information to be provided in subsequent amendment.]

(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED  EARNINGS  DEATH BENEFIT OPTION AND EITHER THE ENHANCED DEATH
BENEFIT OPTION,  THE PERFORMANCE DEATH BENEFIT OPTION, OR THE PERFORMANCE INCOME
BENEFIT OPTION)

                                                                 10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED  EARNINGS  DEATH  BENEFIT  OPTION AND EITHER THE  PERFORMANCE
DEATH BENEFIT OPTION OR THE DEATH BENEFIT COMBINATION OPTION)

                                                                  10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME BENEFIT COMBINATION OPTION 2)

                                                                  10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------




                                     PART C

Part C is hereby amended to include the following exhibits:


Item 24(b). EXHIBITS

         (4)(f)   Enhanced Earnings Death Benefit Rider

         (9)(d)   Opinion and Consent of General Counsel

         (10)(a)  Consent of Independent Auditors *
         (10)(b)  Consent of Outside Counsel *

         (13)(d)  Performance Data Calculations *


* To be included in subsequent amendment.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northbrook, State of Illinois, on the 6th day of November, 2000.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)


                                            By: /s/MICHAEL J. VELOTTA
                                            --------------------------
                                            Michael J. Velotta
                                            Vice President, Secretary and
                                            General Counsel


As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 6th day of November, 2000.

*/THOMAS J. WILSON, II                      Director, President and Chief Executive
----------------------                        Officer
Thomas J. Wilson, II

/s/ MICHAEL J. VELOTTA                      Director, Vice President, Secretary and
------------------------------                General Counsel
Michael J. Velotta

*/MARGARET G. DYER                          Director
----------------------
Margaret G. Dyer

*/ MARLA G. FRIEDMAN                        Director and Vice President
----------------------
Marla G. Friedman

*/JOHN C. LOUNDS                            Director
----------------------
John C. Lounds

*/J. KEVIN McCARTHY                         Director
----------------------
J. Kevin McCarthy

*/STEVEN C. VERNEY                          Director
----------------------
Steven C. Verney

*/SAMUEL H. PILCH                           Vice President and Controller
----------------------
Samuel H. Pilch

*/CASEY J. SYLLA                            Chief Investment Officer
----------------------
Casey J. Sylla

*/ By Michael J. Velotta, pursuant to Power of Attorney, filed in Registrant's Registration Statement (File no. 333-43086).

                                  EXHIBIT LIST
-------------------------------------------------------------------------------

The following exhibits are filed herewith:
-------------------------------------------------------------------------------



EXHIBIT NO.                DESCRIPTION


         (4)(f)   Enhanced Earnings Death Benefit Rider

         (9)(d)   Opinion and Consent of General Counsel

         (10)(a)  Consent of Independent Auditors *
         (10)(b)  Consent of Outside Counsel *

         (13)(d)  Performance Data Calculations *


* To be filed by subsequent amendment.